PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	Useful Life (Years)	September 30, 2015	December 31, 2014
Computer equipment and software	3	$4,142,254	$3,927,491
Office equipment	4.6	158,732	148,381
Office furniture and fixtures	6.7	189,857	189,857
Leasehold improvements	5.4	94,620	94,620
		4,585,463	4,360,349

Less accumulated depreciation		(3,722,804)	(3,255,908)

		$862,659	$1,104,441

	Useful Life (Years)	December 31, 2014	December 31, 2013
Computer equipment and software	3	$3,927,491	$2,952,868
Office equipment	4.6	148,381	237,629
Office furniture and fixtures	6.7	189,857	89,951
Leasehold improvements	5.4	94,620	94,620
		4,360,349	3,375,068

Less accumulated depreciation		(3,255,908)	(2,415,166)

		$1,104,441	$959,902

Schedule of depreciation expense

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2015	2014	2015	2014

Depreciation included in cost of revenues	$97,660	$183,285	$388,021	$488,117
Depreciation included in selling, general and administrative	21,967	44,471	86,514	123,325
Total depreciation	$119,627	$227,756	$474,535	$611,442

	For the Year Ended December 31,
	2014	2013

Depreciation included in cost of revenues	$674,674	$536,294
Depreciation included in selling, general and administrative	166,067	160,808
Total depreciation	$840,741	$697,102